RELATED PARTY TRANSACTIONS - Schedule of Fees Incurred with Related Parties (Details) - Related Party - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Frontline
Related Party Transaction [Line Items]
Vessel Management Fees	$ 2,199	$ 2,296	$ 3,679
Newbuilding Supervision Fees	933	1,514	1,030
Commissions and Brokerage	0	280	498
Administration Services Fees	12	11	7
Golden Ocean
Related Party Transaction [Line Items]
Vessel Management Fees	20,496	20,440	20,440
Commissions and Brokerage	186	123	0
Operating Management Fees	0	0	22
Seatankers
Related Party Transaction [Line Items]
Administration Services Fees	166	304	428
Front Ocean
Related Party Transaction [Line Items]
Administration Services Fees	698	597	483
Seatankers Management Norway AS
Related Party Transaction [Line Items]
Office Facilities	16	(10)	106
Front Ocean Management AS
Related Party Transaction [Line Items]
Office Facilities	298	310	0
Frontline Management AS
Related Party Transaction [Line Items]
Office Facilities	0	0	341
Frontline Corporate Services Ltd.
Related Party Transaction [Line Items]
Office Facilities	150	163	93
Frontline Management (Bermuda) Limited
Related Party Transaction [Line Items]
Office Facilities	0	14	0
Golden Ocean Shipping Co Pte. Ltd
Related Party Transaction [Line Items]
Office Facilities	84	79	80
NorAm Drilling AS
Related Party Transaction [Line Items]
Office Facilities	(18)	(13)	0
Sloane Square Capital Holdings Ltd.
Related Party Transaction [Line Items]
Office Facilities	1	0	0
Flex LNG Management Ltd
Related Party Transaction [Line Items]
Office Facilities	$ 0	$ 0	$ 3